Share-based awards - Schedule of Non-Cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 18,006	$ 46,191	$ 64,424	$ 73,918
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs, by Report Line: us-gaap:CostOfGoodsAndServiceExcludingDepreciationDepletionAndAmortization
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	8,231	21,479	38,949	36,150
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs, by Report Line: us-gaap:SellingGeneralAndAdministrativeExpense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 9,775	$ 24,712	$ 25,475	$ 37,768